Summary of Major Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2013
Summary of Major Accounting Policies [Abstract]
Schedule of property, plant and equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of owned assets.  Leasehold improvements and leased properties under capital leases are amortized over the estimated useful life of the property or over the term of the lease, whichever is shorter.  Estimated useful lives range from 10 to 39 years for land improvements, buildings and building improvements; and 2 to 13 years for equipment.  Major repairs, which extend the useful life of an asset, are capitalized; routine maintenance and repairs are charged against earnings.  The majority of the business uses the composite method of depreciation for equipment.  Therefore, gains and losses on retirement or other disposition of such assets are included in earnings only when an operating location is closed, completely remodeled or impaired. Fully depreciated property and equipment are removed from the cost and related accumulated depreciation and amortization accounts.  Property and equipment consists of (in millions):

	2013	2012
Land and land improvements
Owned locations	$3,203	$3,189
Distribution centers	97	96
Other locations	219	232
Buildings and building improvements
Owned locations	3,805	3,684
Leased locations (leasehold improvements only)	1,811	1,518
Distribution centers	620	608
Other locations	351	525
Equipment
Locations	5,334	4,995
Distribution centers	1,190	1,158
Other locations	755	586
Capitalized system development costs	581	420
Capital lease properties	215	149
	18,181	17,160
Less: accumulated depreciation and amortization	6,043	5,122
	$12,138	$12,038

Allowance for Doubtful Accounts table
The provision for bad debt is based on both historical write-off percentages and specifically identified receivables.  Activity in the allowance for doubtful accounts was as follows (in millions):

	2013	2012	2011
Balance at beginning of year	$99	$101	$104
Bad debt provision	124	107	88
Write-offs	(69)	(109)	(91)
Balance at end of year	$154	$99	$101